Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 255	$ 1,288	$ 984	$ 4,222	$ 2,615
Investment advisory fees
Disaggregation of Revenue [Line Items]
Total revenue	246	1,283	950	4,187	2,560
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 9	$ 5	$ 34	$ 35	$ 55